Shareholder Report, Holdings (Details) - Opportunistic Trader ETF [Member]	Dec. 31, 2025
US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.87%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Treasury Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
US Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.87%
Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.47%)